Subsidiary Notes Payable, Convertible Notes - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 30, 2020	Mar. 15, 2019	Sep. 30, 2017	May 31, 2017	Dec. 31, 2019	Dec. 31, 2020	Jul. 19, 2019
Follica [Member] | Series A-3 Preferred [Member]
Convertible Notes [Line Items]
Number of shares on conversion from notes							17,639,204
Subsidiary Convertible Notes
Convertible Notes [Line Items]
Deconsolidation					$ (5,017)
Subsidiary Convertible Notes | Karuna [Member]
Convertible Notes [Line Items]
Deconsolidation		$ (5,000)			(5,017)
Subsidiary Convertible Notes | Follica [Member]
Convertible Notes [Line Items]
Deconsolidation					0
Proceeds from issue of convertible notes			$ 600	$ 500
Borrowings, interest rate						10.00%
Subsidiary Convertible Notes | Vedanta [Member]
Convertible Notes [Line Items]
Deconsolidation					$ 0
Subsidiary Convertible Notes | Vedanta [Member] | Investor [Member]
Convertible Notes [Line Items]
Proceeds from issue of convertible notes	$ 25,000
Borrowings, interest rate						6.00%